Convertible notes (Details 2) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended
	Nov. 30, 2014 Golden Meditech Holdings Limited (GMHL) Magnum And CGL Member	Sep. 30, 2014 Convertible notes	Nov. 30, 2014 Convertible notes GMHL Notes Golden Meditech Holdings Limited (GMHL)	Nov. 30, 2014 Convertible notes Magnum	Nov. 30, 2014 Convertible notes CGL
Debt Instrument
Guaranteed internal rate of return		12.00%
Aggregate principal amount			$ 50,000	$ 25,000	$ 25,000
Interest rate		7.00%
Consideration of sale of the GM Note	$ 88,090
Debt issuance costs, period amortized		5 years